Property, plant and equipment - Schedule Of Property, Plant And Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Less: Accumulated depreciation	$ (76,391)	$ (67,372)
Property, plant and equipment, net	$ 197,673	200,818
HMH Holding BV And Subsidiaries [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross		268,190	$ 240,777
Less: Accumulated depreciation		(67,372)	(42,093)
Property, plant and equipment, net		200,818	198,684
HMH Holding BV And Subsidiaries [Member] | Buildings and land [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross		162,275	151,638
HMH Holding BV And Subsidiaries [Member] | Machinery, equipment and software [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross		102,600	85,822
HMH Holding BV And Subsidiaries [Member] | Asset under Construction [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross		$ 3,315	$ 3,317